ITEM 4 AND ITEM 5

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

GRANT THORNTON LLP
27777 Franklin Road
Suite 800
Southfield, MI 48034-2366
D    +1 248 262 1950
F    +1 248 350 3581
Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and Management of Credit Acceptance Corporation (the “Company”) and Wells Fargo Securities, LLC (“Wells Fargo”) (collectively, the “Specified Parties”), in their evaluation of certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2021-2. The sufficiency of these procedures is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

1.The Company provided an electronic file (the “Data File”) with information for certain vehicle loans, which the Company represented was as of the close of business on December 31, 2020.

2.Grant Thornton selected one hundred vehicle loans on a random basis from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo to the related retail installment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state of the consumer to other Company records.

a.Loan number
b.Original amount financed
c.First payment date (scheduled)
d.Original term to maturity
e.Monthly payment
f.Interest rate
g.State
h.Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title, title application, VINtek, or acceptable proof of lien, as applicable)

GT.COM    Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2021-2. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:
•Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
•Addressing the value of collateral securing any such assets being securitized
•Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations
•Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
•Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions
•Forming any conclusion
•Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than these Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

/s/ GRANT THORNTON LLP

Southfield, Michigan
January 29, 2021

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX0932	35	XXXX6148	69	XXXXX6971
2	XXXX3573	36	XXXX1721	70	XXXXX3979
3	XXXX5250	37	XXXX3930	71	XXXXX0336
4	XXXX9574	38	XXXX1877	72	XXXXX2527
5	XXXX8625	39	XXXX2699	73	XXXXX3567
6	XXXX1795	40	XXXX2749	74	XXXXX5574
7	XXXX5531	41	XXXX2612	75	XXXXX6234
8	XXXX5496	42	XXXX4651	76	XXXXX9569
9	XXXX7427	43	XXXX5770	77	XXXXX8299
10	XXXX4322	44	XXXX9875	78	XXXXX4886
11	XXXX9704	45	XXXX9164	79	XXXXX2398
12	XXXX2862	46	XXXX1447	80	XXXXX5827
13	XXXX8985	47	XXXX5025	81	XXXXX1784
14	XXXX4117	48	XXXX4313	82	XXXXX6799
15	XXXX7010	49	XXXX2208	83	XXXXX7676
16	XXXX5317	50	XXXX0856	84	XXXXX0003
17	XXXX9501	51	XXXX4102	85	XXXXX7907
18	XXXX7670	52	XXXX0657	86	XXXXX2583
19	XXXX2456	53	XXXX7955	87	XXXXX9150
20	XXXX1836	54	XXXX1703	88	XXXXX8750
21	XXXX2164	55	XXXX1932	89	XXXXX9466
22	XXXX6910	56	XXXX5341	90	XXXXX7330
23	XXXX6894	57	XXXX7579	91	XXXXX8609
24	XXXX3063	58	XXXX6796	92	XXXXX7138
25	XXXX0543	59	XXXX3442	93	XXXXX0816
26	XXXX4423	60	XXXX7033	94	XXXXX8082
27	XXXX3087	61	XXXX4526	95	XXXXX0985
28	XXXX6869	62	XXXX0667	96	XXXXX5737
29	XXXX5476	63	XXXX1044	97	XXXXX6522
30	XXXX6534	64	XXXX3806	98	XXXXX2865
31	XXXX9522	65	XXXX2944	99	XXXXX4062
32	XXXX0752	66	XXXX5463	100	XXXXX5278
33	XXXX7694	67	XXXXX6613
34	XXXX9209	68	XXXXX3416